Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance	$ 11,124,368	$ 3,228,732
Bad debt provision	3,988,387	8,001,921
Write off	(1,303,932)
Foreign exchange translation	909,019	(106,285)
Ending balance	$ 14,717,842	$ 11,124,368